Capital Requirements	12 Months Ended
Dec. 31, 2021
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Capital Requirements	Capital Requirements
The Company and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification of the Company and the Bank are subject to qualitative judgments by the regulators about components, risk-weightings, and other factors.

The Basel III regulatory capital framework (the "Basel III Capital Rules") adopted by U.S. federal regulatory authorities, among other things, (i) establishes the capital measure called "Common Equity Tier 1" ("CET1"), (ii) specifies that Tier 1 capital consist of CET1 and "Additional Tier 1 Capital" instruments meeting stated requirements, (iii) requires that most deductions/adjustments to regulatory capital measures be made to CET1 and not to other components of capital and (iv) defines the scope of the deductions/adjustments to the capital measures.

Additionally, the Basel III Capital Rules require that the Company maintain a 2.50% capital conservation buffer with respect to each of CET1, Tier 1 and total capital to risk-weighted assets, which provides for capital levels that exceed the minimum risk-based capital adequacy requirements. A financial institution with a conservation buffer of less than the required amount is subject to limitations on capital distributions, including dividend payments and stock repurchases, and certain discretionary bonus payments to executive officers.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios of CET1, Tier 1 and total capital to risk-weighted assets, and of Tier 1 capital to average assets, each as defined in the regulations. Management believes, as of December 31, 2021, that the Company and the Bank meet all capital adequacy requirements to which they are subject.
Financial institutions are categorized as well capitalized or adequately capitalized, based on minimum total risk-based, Tier 1 risk-based, CET1 and Tier 1 leverage ratios. As shown in the table below, the Company’s capital ratios exceeded the regulatory definition of adequately capitalized as of December 31, 2021 and 2020. Based upon the information in its most recently filed call report, the Bank met the capital ratios necessary to be well-capitalized. The regulatory authorities can apply changes in classification of assets and such changes may retroactively subject the Company to changes in capital ratios. Any such change could reduce one or more capital ratios below well-capitalized status. In addition, a change may result in imposition of additional assessments by the FDIC or could result in regulatory actions that could have a material effect on our condition and results of operations. In addition, bank holding companies generally are required to maintain a Tier 1 leverage ratio of at least 4%.

Because the Bank had less than $15 billion in total consolidated assets as of December 31, 2009, the Company is allowed to continue to classify its trust preferred securities, all of which were issued prior to May 19, 2010, as Tier 1 capital.
Under the Basel III requirements, at December 31, 2021 and December 31, 2020, the Company met all capital adequacy requirements and had regulatory capital ratios in excess of the levels established for well-capitalized institutions, as shown in the following table as of years indicated:

	Actual		Minimum Capital Required - Basel III Fully Phased-In		Required to be Considered Well- Capitalized
(in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2021
Total Capital (to risk-weighted assets):
Company	$210,726	14.79%	$149,640	10.50%	$—	N.A%
Bank	210,148	14.78%	149,339	10.50%	142,228	10.00%
Tier 1 Capital (to risk-weighted assets):
Company	$193,663	13.59%	$121,137	8.50%	$—	N.A%
Bank	193,085	13.58%	120,894	8.50%	113,782	8.00%
Common Equity Tier 1 Capital (to risk-weighted assets):
Company	$145,663	10.22%	$99,760	7.00%	$—	N.A%
Bank	193,085	13.58%	99,559	7.00%	92,448	7.00%
Tier 1 leverage ratio (to adjusted average assets):
Company	$193,663	11.01%	$70,342	4.00%	$—	N.A%
Bank	193,085	11.04%	69,959	4.00%	87,449	5.00%

December 31, 2020
Total Capital (to risk-weighted assets):
Company	$193,220	14.97%	$135,518	10.50%	$—	N.A%
Bank	191,504	14.87%	135,186	10.50%	128,748	10.00%
Tier 1 Capital (to risk-weighted assets):
Company	$172,591	13.37%	$109,705	8.50%	$—	N.A%
Bank	175,384	13.62%	109,436	8.50%	102,999	8.00%
Common Equity Tier 1 Capital (to risk-weighted assets)
Company	$129,061	10.00%	$90,345	7.00%	$—	N.A%
Bank	175,384	13.62%	90,124	7.00%	83,686	7.00%
Tier 1 leverage ratio:
Company	$172,591	10.19%	$67,724	4.00%	$—	N.A%
Bank	175,384	10.41%	67,394	4.00%	84,243	5.00%